General and Administrative Costs (Details) - EUR (€) € in Thousands	3 Months Ended		6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2023
General and Administrative Costs
General and administrative costs	€ 3,013	€ 4,145	€ 6,465	€ 8,171